Income Taxes - Summary of unrecognized deferred tax assets (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 64,888	$ 60,249
Research and development expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	24,924	23,262
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	31,725	30,470
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	242	282
Intellectual property and patent fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	2,952	2,900
Available deductions and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 5,045	$ 3,335